STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Operating expenses
Bank charges	$ 4,184	$ 389
Business development	116,742
Amortization expense	1,515
Mineral rights development expenditures	314,013
Office and administrative	895,430	41,027
Professional fees	3,075,312	758,143
Rent expense	123,554	27,589
Investor relations	120,000
Salaries and wages	18,151
Licensing fee expense	29,436
Travel and entertainment	549,177	123,483
Total operating expenses	(5,247,514)	(950,631)
Other income (expense)
Loss on impairment		(70,000)
Gain (loss) on foreign currency transactions	(13,118)	574
Total other expense	(13,118)	(69,426)
Net loss	$ (5,260,632)	$ (1,020,057)
Common stock, subject to possible redemption
Other income (expense)
Weighted average number of shares outstanding - Basic (in shares)	5,419,199
Weighted average number of shares outstanding - Diluted (in shares)	5,419,199
Loss per share - Basic (in dollars per share)	$ (0.05)
Loss per share - Diluted (in dollars per share)	$ (0.05)
Common stock, not subject to possible redemption
Other income (expense)
Weighted average number of shares outstanding - Basic (in shares)	105,453,176	73,183,116
Weighted average number of shares outstanding - Diluted (in shares)	105,453,176	73,183,116
Loss per share - Basic (in dollars per share)	$ (0.05)	$ (0.01)
Loss per share - Diluted (in dollars per share)	$ (0.05)	$ (0.01)